Stock-based compensation (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Dividend yield	0.00%	0.00%
Expected volatility	78.40%	87.50%
Risk-free interest rate	0.60%	1.10%
Expected average life of the options	3 years 4 months 24 days	3 years 3 months 18 days
Estimated forfeiture rate	0.00%	0.50%